LEASES (Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
2021	$ 777
2022	659
2023	622
2024	622
2025 and thereafter	244
Total lease payments	2,924
Less: imputed interest	484
Present value of lease liabilities	2,440
Leasehold [Member]
Statement Line Items [Line Items]
2021	700
2022	611
2023	621
2024	622
2025 and thereafter	244
Total lease payments	2,798
Less: imputed interest	423
Present value of lease liabilities	2,375
Motor vehicles [Member]
Statement Line Items [Line Items]
2021	77
2022	48
2023	1
2024
2025 and thereafter
Total lease payments	126
Less: imputed interest	61
Present value of lease liabilities	$ 65